Securities - Schedule of Securities Classified as Available-for-Sale with Unrealized Losses (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	$ 358,431	$ 821,330	$ 220,054
Losses less than 12 Months, Gross Unrealized Losses	8,242	41,423	1,816
Losses more than 12 Months, Estimated Fair Value	279,457	34,345	43,814
Losses more than 12 Months, Gross Unrealized Losses	13,283	1,092	1,526
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value		96,785
Losses less than 12 Months, Gross Unrealized Losses		3,951
Losses more than 12 Months, Estimated Fair Value	97,688
Losses more than 12 Months, Gross Unrealized Losses	2,927
Obligations of U.S. Government Agencies
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	138	51,463	7,850
Losses less than 12 Months, Gross Unrealized Losses		277	109
Losses more than 12 Months, Estimated Fair Value	25,784	12,150
Losses more than 12 Months, Gross Unrealized Losses	103	43
Total MBS
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	218,226	328,374	199,548
Losses less than 12 Months, Gross Unrealized Losses	4,108	8,482	1,520
Losses more than 12 Months, Estimated Fair Value	58,347	17,979	39,624
Losses more than 12 Months, Gross Unrealized Losses	2,768	887	1,432
Obligations of States and Municipal Subdivisions
Schedule Of Available For Sale Securities [Line Items]
Losses less than 12 Months, Estimated Fair Value	140,067	344,708	12,656
Losses less than 12 Months, Gross Unrealized Losses	4,134	28,713	187
Losses more than 12 Months, Estimated Fair Value	93,325
Losses more than 12 Months, Gross Unrealized Losses	7,351
Other Securities
Schedule Of Available For Sale Securities [Line Items]
Losses more than 12 Months, Estimated Fair Value	4,313	4,216	4,190
Losses more than 12 Months, Gross Unrealized Losses	$ 134	$ 162	$ 94